Aug. 02, 2023
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF

August 1, 2023

BNY MELLON ETF TRUST

BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
(each, a “Fund,” and together, the “Funds”)

Supplement to Current Prospectus, Summary Prospectuses
and Statement of Additional Information (“SAI”)

Effective on or about November 15, 2023 (the “Effective Date”), each Fund’s investment objective, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

BNY Mellon US Small Cap Core Equity ETF

2. The “Fund Summary – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS United States 600 Index TR.

3. The second paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the second paragraph of the “Fund Details – Goal and Approach – BNY Mellon US Small Cap Core Equity ETF” section of the Prospectus are deleted and replaced with the following:

The Solactive GBS United States 600 Index TR is a free float market capitalization weighted index designed to measure the performance of 600 small-capitalization companies listed on U.S. stock markets. The index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the Solactive GBS United States 500 Index TR, an index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets, or the Solactive GBS United States 400 Index TR , an index designed to measure the performance of 400 mid-capitalization companies listed on U.S. stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 510 are selected for inclusion in the index and current index constituents with a rank from 511 to 720 are selected until the total number of companies in the index equals 600. If the total number of companies is below 600, the highest-ranking remaining securities are selected until 600 is reached. The index reconstitutes quarterly in February, May, August, and November. As of June 30, 2023, the index was comprised of 597 securities.

4. The fourth paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the fifth paragraph of the “Fund Details – Goal and Approach – BNY Mellon US Small Cap Core Equity ETF” section of the Prospectus are deleted and replaced with the following:

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries.

1. All references to the “Morningstar® US Small Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS United States 600 Index TR.”